Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
CTIVP – TCW Core Plus Bond Fund - Class 1
Shareholder Report [Line Items]
Fund Name	CTIVP® – TCW Core Plus Bond Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP ® – TCW Core Plus Bond Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 49	0.49%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight exposures to the securitized credit sectors. Non-agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities all performed well, outpacing similar duration U.S. Treasuries. An overweight to agency mortgage-backed securities was positive on the year but gave back significant gains during a year-end selloff.
Security selection
| Holdings in financials and industrials within the corporate bond sector contributed positively, offsetting an underweight exposure to the sector that limited gains relative to the benchmark. Positioning within mortgage-backed securities also had a positive impact, though returns were challenged by high interest rate volatility.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates weighed most heavily on relative performance. The Fund’s above-benchmark exposure with respect to duration detracted relative to the benchmark. U.S. Treasury yields moved higher across most of the yield curve as the Federal Reserve reduced the federal funds target rate and resulting in a bear steepener that detracted from performance compared to the benchmark.
Investment-grade corporate bonds
| The Fund’s significant underweight exposure with respect to investment-grade corporate bonds detracted from relative performance as corporate bonds performed well, outpacing both U.S. Treasuries and mortgage-backed securities.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	0.75	(0.29)	1.32
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 2,909,232,471
Holdings Count | Holding	670
Advisory Fees Paid, Amount	$ 14,717,936
Investment Company, Portfolio Turnover	403.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,909,232,471
Total number of portfolio holdings	670
Management services fees (represents 0.48% of Fund average net assets)	$ 14,717,936
Portfolio turnover for the reporting period	403%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 12/31/2029 4.375%	7.8%
U.S. Treasury 11/15/2054 4.500%	5.3%
U.S. Treasury 11/15/2034 4.250%	4.7%
U.S. Treasury 11/15/2044 4.625%	2.2%
Uniform Mortgage-Backed Security TBA 01/14/2055 3.500%	1.9%
U.S. Treasury 12/31/2026 4.250%	1.8%
Federal National Mortgage Association 04/01/2052 2.500%	1.8%
U.S. Treasury 11/30/2029 4.125%	1.7%
Government National Mortgage Association TBA 01/21/2055 4.500%	1.5%
Government National Mortgage Association TBA 01/21/2055 5.000%	1.4%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
U.S. Treasury 12/31/2029 4.375%	7.8%
U.S. Treasury 11/15/2054 4.500%	5.3%
U.S. Treasury 11/15/2034 4.250%	4.7%
U.S. Treasury 11/15/2044 4.625%	2.2%
Uniform Mortgage-Backed Security TBA 01/14/2055 3.500%	1.9%
U.S. Treasury 12/31/2026 4.250%	1.8%
Federal National Mortgage Association 04/01/2052 2.500%	1.8%
U.S. Treasury 11/30/2029 4.125%	1.7%
Government National Mortgage Association TBA 01/21/2055 4.500%	1.5%
Government National Mortgage Association TBA 01/21/2055 5.000%	1.4%

CTIVP – TCW Core Plus Bond Fund - Class 2
Shareholder Report [Line Items]
Fund Name	CTIVP® – TCW Core Plus Bond Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP ® – TCW Core Plus Bond Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight exposures to the securitized credit sectors. Non-agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities all performed well, outpacing similar duration U.S. Treasuries. An overweight to agency mortgage-backed securities was positive on the year but gave back significant gains during a year-end selloff.
Security selection
| Holdings in financials and industrials within the corporate bond sector contributed positively, offsetting an underweight exposure to the sector that limited gains relative to the benchmark. Positioning within mortgage-backed securities also had a positive impact, though returns were challenged by high interest rate volatility.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates weighed most heavily on relative performance. The Fund’s above-benchmark exposure with respect to duration detracted relative to the benchmark. U.S. Treasury yields moved higher across most of the yield curve as the Federal Reserve reduced the federal funds target rate and resulting in a bear steepener that detracted from performance compared to the benchmark.
Investment-grade corporate bonds
| The Fund’s significant underweight exposure with respect to investment-grade corporate bonds detracted from relative performance as corporate bonds performed well, outpacing both U.S. Treasuries and mortgage-backed securities.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	0.51	(0.53)	1.07
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 2,909,232,471
Holdings Count | Holding	670
Advisory Fees Paid, Amount	$ 14,717,936
Investment Company, Portfolio Turnover	403.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,909,232,471
Total number of portfolio holdings	670
Management services fees (represents 0.48% of Fund average net assets)	$ 14,717,936
Portfolio turnover for the reporting period	403%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 12/31/2029 4.375%	7.8%
U.S. Treasury 11/15/2054 4.500%	5.3%
U.S. Treasury 11/15/2034 4.250%	4.7%
U.S. Treasury 11/15/2044 4.625%	2.2%
Uniform Mortgage-Backed Security TBA 01/14/2055 3.500%	1.9%
U.S. Treasury 12/31/2026 4.250%	1.8%
Federal National Mortgage Association 04/01/2052 2.500%	1.8%
U.S. Treasury 11/30/2029 4.125%	1.7%
Government National Mortgage Association TBA 01/21/2055 4.500%	1.5%
Government National Mortgage Association TBA 01/21/2055 5.000%	1.4%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
U.S. Treasury 12/31/2029 4.375%	7.8%
U.S. Treasury 11/15/2054 4.500%	5.3%
U.S. Treasury 11/15/2034 4.250%	4.7%
U.S. Treasury 11/15/2044 4.625%	2.2%
Uniform Mortgage-Backed Security TBA 01/14/2055 3.500%	1.9%
U.S. Treasury 12/31/2026 4.250%	1.8%
Federal National Mortgage Association 04/01/2052 2.500%	1.8%
U.S. Treasury 11/30/2029 4.125%	1.7%
Government National Mortgage Association TBA 01/21/2055 4.500%	1.5%
Government National Mortgage Association TBA 01/21/2055 5.000%	1.4%